UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number          002-29033

GREAT WEST VARIABLE ANNUITY ACCOUNT A

(Exact name of Registrant)

8515 E. Orchard Road, Greenwood Village, Colorado80111-5002

(Address of Depositor’s principal executive offices)               (Zip code)

BEVERLY A. BYRNE

Secretary

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 737-3817

Date of fiscal year end: December 31

Date of reporting period: July 1, 2005 – August 25, 2005

Item 1.	Proxy Voting Record.

VAAA Proxy Voting Log

7/1/05 – 8/25/05

Company	Ticker	CUSIP	Mtg Date	Issues	Mgmt/ Shldr	Vote Cast	Mgmt Rec	Shares Voted
Dell Inc	DELL	24702R101	07/15/2005	1.1 - 1.10 Election of Directors: Donald J. Carty; Michael S. Dell; William H. Gray III; Judy C. Lewent; Thomas W. Luce, III; Klaus S. Luft; Alex J. Mandl; Michael A. Miles; Samuel A. Nunn, Jr.; Kevin B. Rollins	M	FOR	FOR	2,800
				2. Ratification of independent auditors	M	FOR	FOR
				3. Proposal relating to majority voting for directors	S	AGAINST	AGAINST
				4. Proposal for expensing stock options	S	AGAINST	AGAINST

Maytag Corp Special Mtg	MYG	578592107	08/19/2005	1 Proposal to adopt the agreement and plan of merger, dated as of 5/19/05 by and among Triton Acquisition Holding Co., Triton Acquisition Co, and Maytag Corp, as it may be amended from time to time	M	FOR	FOR	5,900

2 In their discretion, the proxies are authorized to vote on such other matters as may properly come before the meeting of stockholders or any adjournment or postponement of the meeting of stockholders, including any procedural matters incident to the conduct of the meeting of stockholders all as more fully described in the proxy statement

					M	FOR	FOR

Any ballot marked 'Abstain' is considered to have been voted. Ballots marked 'Abstain' are considered to be have been voted against management's recommendation, regardless of whether the recommendation is 'For' or 'Against,' except where management has made no recommendation or has recommended that shareholders 'Abstain.' Where management has recommended that shareholders 'Abstain' from voting on a ballot item: 1) a ballot market 'Abstain' is considered to have been voted for management's recommendation to 'Abstain' and 2) a ballot voted 'For" or 'Against' is considered to have been voted against management's recommendation to 'Abstain.' Where management has made no recommendation on a ballot item, the abbreviation "N/A" is used to denote that there is no applicable recommendation compared to which a vote may be 'For' or 'Against' the recommendation of management.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Greenwood Village, State of Colorado, on this 21st day of August, 2005.

GREAT-WEST VARIABLE ANNUITY ACCOUNT A

(Registrant)

By:              /s/ Graham R. McDonald

Graham R. McDonald, Treasurer